Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 17,026,247	$ 17,088,672
Salaries [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	11,657,815	11,513,774
Social Security Contributions on Salaries [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	1,715,592	1,840,448
Severance Payments and Personnel Bonuses [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	2,730,047	2,908,611
Personnel Services [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	538,941	448,431
Other Short Term Employee Benefits [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	328,052	$ 377,408
Other Long-term Employee Benefits [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 55,800